Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints Funds, Variable Target Portfolio Series Prospectus
RUSSELL INVESTMENT FUNDS
Supplement dated September 16, 2021 to
PROSPECTUS DATED May 1, 2021
As supplemented June 8, 2021
I.
INVESTMENT STRATEGIES OF THE MODERATE STRATEGY FUND, BALANCED STRATEGY FUND, GROWTH STRATEGY FUND AND EQUITY GROWTH STRATEGY
FUND
: For each Fund in the Prospectus listed above, RIM no longer directly manages Fund assets. All F un
d assets are now invested only in the Underlying Funds. As a result, the Funds no longer invest in derivative instruments or hold cash. All references to RIM directly managing Fund assets, Fund investments in derivative instruments and the Funds holding cash in the Investment Strategies or Risks sections of the Prospectus listed above are hereby removed.

Moderate Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints Funds, Variable Target Portfolio Series Prospectus
RUSSELL INVESTMENT FUNDS
Supplement dated September 16, 2021 to
PROSPECTUS DATED May 1, 2021
As supplemented June 8, 2021
I.
INVESTMENT STRATEGIES OF THE MODERATE STRATEGY FUND, BALANCED STRATEGY FUND, GROWTH STRATEGY FUND AND EQUITY GROWTH STRATEGY
FUND
: For each Fund in the Prospectus listed above, RIM no longer directly manages Fund assets. All F un
d assets are now invested only in the Underlying Funds. As a result, the Funds no longer invest in derivative instruments or hold cash. All references to RIM directly managing Fund assets, Fund investments in derivative instruments and the Funds holding cash in the Investment Strategies or Risks sections of the Prospectus listed above are hereby removed.

Balanced Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints Funds, Variable Target Portfolio Series Prospectus
RUSSELL INVESTMENT FUNDS
Supplement dated September 16, 2021 to
PROSPECTUS DATED May 1, 2021
As supplemented June 8, 2021
I.
INVESTMENT STRATEGIES OF THE MODERATE STRATEGY FUND, BALANCED STRATEGY FUND, GROWTH STRATEGY FUND AND EQUITY GROWTH STRATEGY
FUND
: For each Fund in the Prospectus listed above, RIM no longer directly manages Fund assets. All F un
d assets are now invested only in the Underlying Funds. As a result, the Funds no longer invest in derivative instruments or hold cash. All references to RIM directly managing Fund assets, Fund investments in derivative instruments and the Funds holding cash in the Investment Strategies or Risks sections of the Prospectus listed above are hereby removed.

Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints Funds, Variable Target Portfolio Series Prospectus
RUSSELL INVESTMENT FUNDS
Supplement dated September 16, 2021 to
PROSPECTUS DATED May 1, 2021
As supplemented June 8, 2021
I.
INVESTMENT STRATEGIES OF THE MODERATE STRATEGY FUND, BALANCED STRATEGY FUND, GROWTH STRATEGY FUND AND EQUITY GROWTH STRATEGY
FUND
: For each Fund in the Prospectus listed above, RIM no longer directly manages Fund assets. All F un
d assets are now invested only in the Underlying Funds. As a result, the Funds no longer invest in derivative instruments or hold cash. All references to RIM directly managing Fund assets, Fund investments in derivative instruments and the Funds holding cash in the Investment Strategies or Risks sections of the Prospectus listed above are hereby removed.

Equity Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints Funds, Variable Target Portfolio Series Prospectus
RUSSELL INVESTMENT FUNDS
Supplement dated September 16, 2021 to
PROSPECTUS DATED May 1, 2021
As supplemented June 8, 2021
I.
INVESTMENT STRATEGIES OF THE MODERATE STRATEGY FUND, BALANCED STRATEGY FUND, GROWTH STRATEGY FUND AND EQUITY GROWTH STRATEGY
FUND
: For each Fund in the Prospectus listed above, RIM no longer directly manages Fund assets. All F un
d assets are now invested only in the Underlying Funds. As a result, the Funds no longer invest in derivative instruments or hold cash. All references to RIM directly managing Fund assets, Fund investments in derivative instruments and the Funds holding cash in the Investment Strategies or Risks sections of the Prospectus listed above are hereby removed.